INTEREST IN JOINT VENTURES	12 Months Ended
Dec. 31, 2017
INTEREST IN JOINT VENTURES [abstract]
Disclosure of interest in joint ventures

20.     INTEREST IN JOINT VENTURES

The Group’s principal interests in joint ventures which are incorporated companies are as follows:

Name of company	Country of incorporation	Particulars of issued and paid up capital	Percentage of equity held by the Company	Percentage of equity held by the Company’s subsidiaries	Principal activities	Principal place of business
			%	%
Fujian Refining & Petrochemical Company Limited (“FREP”)	PRC	Registered capital RMB 14,758 million	—	50.00	Manufacturing refining oil products	PRC
BASF-YPC Company Limited (“BASF-YPC”)	PRC	Registered capital RMB 12,547 million	30.00	10.00	Manufacturing and distribution of petrochemical products	PRC
Taihu Limited (“Taihu”)	Cyprus	Registered capital USD 25,000	—	49.00	Crude oil and natural gas extraction	Russia
Yanbu Aramco Sinopec Refining Company Ltd. (“YASREF”)	Saudi Arabia	Registered capital USD 1,560 million	—	37.50	Petroleum refining and processing business	Saudi Arabia
Sinopec SABIC Tianjin Petrochemical Company Limited (“Sinopec SABIC Tianjin”)	PRC	Registered capital RMB 9,796 million	—	50.00	Manufacturing and distribution of petrochemical products	PRC

Summarized balance sheet and reconciliation to their carrying amounts in respect of the Group’s principal joint ventures:

	FREP		BASF-YPC		Taihu		YASREF		Sinopec SABIC Tianjin
	December 31,		December 31,		December 31,		December 31,		December 31,
	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets
Cash and cash equivalents	8,172	5,772	1,394	1,800	1,165	2,352	1,259	4,916	3,634	6,524
Other current assets	10,269	11,013	4,852	5,335	1,616	2,462	6,826	10,816	1,886	2,709

Total current assets	18,441	16,785	6,246	7,135	2,781	4,814	8,085	15,732	5,520	9,233

Non-current assets	21,903	19,740	13,530	12,075	8,279	7,978	57,054	51,553	14,003	13,248
Current liabilities
Current financial liabilities (i)	(1,781)	(1,135)	(783)	(233)	(334)	(20)	(1,187)	(5,407)	—	(1,236)
Other current liabilities	(4,643)	(5,049)	(2,107)	(1,982)	(1,616)	(1,914)	(6,466)	(11,864)	(2,657)	(4,546)

Total current liabilities	(6,424)	(6,184)	(2,890)	(2,215)	(1,950)	(1,934)	(7,653)	(17,271)	(2,657)	(5,782)

Non-current liabilities
Non-current financial liabilities (ii)	(19,985)	(13,654)	(1,492)	(955)	(49)	(72)	(43,028)	(35,619)	(5,337)	(4,101)
Other non-current liabilities	(252)	(236)	(10)	(19)	(2,130)	(2,686)	(1,004)	(890)	(32)	(41)

Total non-current liabilities	(20,237)	(13,890)	(1,502)	(974)	(2,179)	(2,758)	(44,032)	(36,509)	(5,369)	(4,142)

Net assets	13,683	16,451	15,384	16,021	6,931	8,100	13,454	13,505	11,497	12,557

Net assets attributable to owners of the company	13,683	16,451	15,384	16,021	6,690	7,818	13,454	13,505	11,497	12,557

Net assets attributable to non-controlling interests	—	—	—	—	241	282	—	—	—	—

Share of net assets from joint ventures	6,842	8,226	6,154	6,409	3,278	3,831	5,045	5,064	5,749	6,279

Other (iii)	—	—	—	—	743	—	—	—	—	—

Carrying Amounts	6,842	8,226	6,154	6,409	4,021	3,831	5,045	5,064	5,749	6,279

Summarized statement of comprehensive income

	FREP			BASF-YPC			Taihu			YASREF(i)			Sinopec SABIC Tianjin
Year ended December 31,	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	48,758	41,764	49,356	15,430	17,323	21,020	10,725	9,658	12,520	31,823	41,286	61,587	18,868	16,337	22,286
Depreciation, depletion and amortization	(53)	(52)	(16)	(2,312)	(2,275)	(1,793)	(1,279)	(1,043)	(715)	(1,915)	(2,754)	(2,763)	(32)	(33)	(36)
Interest income	33	130	208	29	19	36	—	40	142	13	33	45	36	30	104
Interest expense	(1,130)	(929)	(857)	(239)	(173)	(71)	(119)	(113)	(142)	(721)	(1,216)	(1,382)	(458)	(245)	(223)
Earning/(loss) before income tax	3,857	6,476	6,977	214	2,606	4,565	3,455	2,411	1,697	(259)	28	548	2,719	3,184	5,113
Tax expense	(918)	(1,574)	(1,699)	(56)	(648)	(1,151)	(733)	(518)	(553)	13	56	57	(522)	(783)	(1,279)

Net income/(loss) for the year	2,939	4,902	5,278	158	1,958	3,414	2,722	1,893	1,144	(246)	84	605	2,197	2,401	3,834

Other comprehensive (loss)/income	—	—	—	—	—	—	(2,633)	1,851	25	738	647	(554)	—	—	—

Total comprehensive income	2,939	4,902	5,278	158	1,958	3,414	89	3,744	1,169	492	731	51	2,197	2,401	3,834

Dividends declared by joint ventures	—	—	1,250	470	155	1,109	—	—	—	—	—	—	225	300	1,375
Share of net income/(loss) from joint ventures	1,470	2,451	2,639	63	783	1,366	1,287	895	541	(92)	31	227	1,099	1,201	1,917
Share of other comprehensive (loss)/income from joint ventures (iv)	—	—	—	—	—	—	(1,245)	875	12	277	243	(208)	—	—	—

The share of net income for the years ended December 31, 2015, 2016 and 2017 in all individually immaterial joint ventures accounted for using equity method in aggregate were RMB 960, RMB 2,061 and RMB 3,925, respectively.

The share of other comprehensive (loss)/income for the years ended December 31, 2015, 2016 and 2017 in all individually immaterial joint ventures accounted for using equity method in aggregate were a loss of RMB 1,761, a loss of RMB 934 and a gain of RMB 994, respectively.

The carrying amount as of year ended December 31, 2016 and 2017 of all individually immaterial joint ventures accounted for using equity method in aggregate were RMB 22,885 and RMB 21,552, respectively.

Note:

(i)	Excluding trade accounts payable and other payables.

(ii)	Excluding provisions.

(iii)	Other reflects the excess of fair value of the consideration transferred over the Group’s share of the fair value of the investee’s identifiable assets and liabilities as of the acquisition date.

(iv)	Including foreign currency translation differences.